Subsequent Events Securities Sold Subsequent Event Disclosures (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Subsequent Event [Line Items]
Subsequent Event, Description	$ 0	$ 0	$ 789,306
Gain on Sale of Investment Securities	573,266	494,146	703,748
Payments of FHLBank Borrowings, Financing Activities	0		17,900,000
Gains (Losses) on Sales of Other Real Estate	$ 588,720	$ 359,629	$ 841,221